RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS	RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS:
(a)Right-of-use assets:
The following table presents the right-of-use assets for the Company:

	2023	2022

Balance, beginning of fiscal year	$77,958	$92,447
Additions	18,502	11,688
Business dispositions	—	(8,426)
Write-downs, impairments, and accelerated depreciation	(1,657)	(2,974)
Depreciation (note 21)	(13,356)	(14,777)
Balance, end of fiscal year	$81,447	$77,958

(b)Lease obligations:
The Company’s leases are primarily for manufacturing, sales, distribution, and administrative facilities.

The following table presents lease obligations recorded in the statement of financial position:

	December 31, 2023	January 1, 2023

Current	$14,161	$13,828
Non-current	83,900	80,162
	$98,061	$93,990

Leases of certain facilities contain extension or termination options exercisable by the Company before the end of the non-cancellable contract period. The Company has applied judgment to determine the lease term for the contracts with renewal and termination options and has included renewal and termination options in the measurement of lease obligations when it is reasonably certain to exercise the options. The Company reassesses whether it is reasonably certain to exercise the options if there is a significant event or a significant change in circumstances within its control which impacts the original assessments made. As at December 31, 2023, potential undiscounted future lease payments related to renewal options not included in the measurement of lease obligations were $80.2 million (January 1, 2023 - $58.8 million).

The following table presents the undiscounted future minimum lease payments under non-cancellable leases (including short term leases) as at December 31, 2023:

December 31, 2023

Less than one year	$20,775
One to five years	66,052
More than five years	49,413
$136,240

For the year ended December 31, 2023, expenses relating to short-term leases and leases of low-value assets were $3.2 million (2022 - $3.8 million).

For the year ended December 31, 2023, the total cash outflow for recognized lease obligations (including interest) was $28.3 million (2022 - $19.7 million), of which $24.9 million (2022 - $16.6 million) was included as part of cash outflows from financing activities.